Note 12 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
12.	Supplemental cash flow information

Supplemental information regarding non-cash transactions is as follows:

Investing and financing activities	December 31, 2020	December 31, 2019	December 31, 2018

Exploration and evaluation assets expenditures included in trade and other payables	$48,038	$166,154	$694,167
Right-of-use assets	-	(394,654)	-
Gold in trust	-	(2,790,858)	-
Gold loan payable	-	2,412,534	-
Derivative financial liabilities	-	378,324	-
Lease liabilities	-	394,654	-
Fair value of finders' warrants	-	-	36,566
Fair value of cash stock options transferred to share capital on exercise of options	51,980	-	6,670
Fair value of cashless stock options transferred to share capital on exercise of options	178,480	-	160,080

Supplemental information regarding the split between cash and cash equivalents is as follows:

	December 31, 2020	December 31, 2019

Cash	$1,234,698	$912,214
Term Deposits	1,300,000	-
	$2,534,698	$912,214